Taxes (Tables)	12 Months Ended
Sep. 30, 2023
Taxes [Abstract]
Schedule of Pre-Tax Income (loss) is Derived	The Company’s pre-tax income (loss) is derived from the following tax jurisdictions:
	For the years ended September 30,
	2023	2022	2021
	US$	US$	US$
PRC	$8,637,772	$(180,032)	$1,424,159
HK	(30)	(2,136)	—
Cayman	(988,396)	(83,073)	—
Income (loss) before income taxes	$7,649,346	$(265,241)	$1,424,159

Schedule of Provision for Income Tax	The provision for income tax consisted of the following:
	For the years ended September 30,
	2023	2022	2021
	US$	US$	US$
Current income tax expense	$1,098,087	$—	$9,992
Deferred income tax benefit	—	—	—
Income tax provision	$1,098,087	$—	$9,992

Schedule of Reconciles the Statutory Rate	The following table reconciles the statutory rate to the Company’s effective tax rate:
	For the Years Ended September 30,
	2023	2022	2021
PRC statutory tax rate	25.0%	25.0%	25.0%
Effect of tax holiday and preferential tax rate (a)	(14.2)%	(11.6)%	(21.0)%
Effect of tax rate in a foreign jurisdiction	3.2%	(7.8)%	—%
Additional deduction for R&D expenses	(1.0)%
Non-deductible expenses	0.1%	(10.6)%	2.8%
Operating income offset loss carryforward	—%	—%	—%
Change of tax rate	—%	—%	—%
Change in valuation allowance	1.2%	5.0%	(6.1)%
Effective tax rate	14.3%	(0.0)%	0.7%
(a)	The Company’s subsidiaries, Global Mofy China, Kashi Mofy, Shanghai Mofy, Xi’an Mofy and Beijing Mofy are subject to different favorable tax rates and tax holiday for the years ended September 30, 2023 and 2022. For the years ended September 30, 2023 and 2022, as for the years ended September 30, 2022 is a negative amount, there is not a tax saving, the tax saving as the result of the favorable tax rate and tax holiday amounted to $1,086,519 and $nil, respectively, and per share effect of the favorable tax rate (after stock split and share reorganization) were $0.04 and $0.00, respectively.

Schedule of Components of Deferred Tax Assets and Liabilities	Components of deferred tax assets and liabilities were as follows:
	As of September 30,
	2023	2022
	US$	US$
Provision for doubtful debt	$110,374	$773
Tax loss carry forwards	70,341	75,595
Operating lease liabilities	133,489	—
Total deferred tax assets	314,204	76,368
Less: Valuation allowance	(162,974)	(76,368)
Total deferred tax assets, net of valuation allowance	$151,230	$—

Schedule of Net Operating Loss Carry Forward	As of September 30, 2023, the Company has total of net operating loss carry forward of approximately $0.4 million in the PRC that expire from 2025 through 2028.
	As of September 30,
	2023	2022
	US$	US$
Right of use assets	$151,230	$—
Total deferred tax liabilities	151,230	—
Total deferred tax assets, net	$—	$—

Schedule of Valuation Allowance of Deferred Tax Assets	The roll forward of valuation allowance of deferred tax assets were as follows:
	As of September 30,
	2023	2022
	US$	US$
Balance as of beginning of year	$(76,368)	$(97,933)
Additions of valuation allowance	(134,811)	21,565
Reductions of valuation allowance	43,249	—
Exchange difference	4,956	—
Balance as of end of year	$(162,974)	$(76,368)

Schedule of Unrecognized Tax Benefit	A reconciliation of the beginning and ending amount of unrecognized tax benefit is as follows:
	As of September 30,
	2023	2022
	US$	US$
Balance as of beginning of year	$—	$—
Increase related to prior year tax positions	5,639	—
Increase related to current year tax positions	1,061,310	—
Balance as of end of year	$1,066,949	$—

Schedule of Tax Payable	The tax payable consisted of the following:
	As of September 30,
	2023	2022
	US$	US$
VAT payable	$487,744	$468,586
Corporate income tax payable	1,066,949	5,784
Other tax	366	—
Tax payable	$1,555,059	$474,370